VictoryBase Corporation

PO Box 617

Roanoke, Texas 76262

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November 9, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attn:     Jonathan Burr, Attorney-Advisor

Division of Corporation Finance

Erin E. Martin, Special Counsel

Division of Corporation Finance

Peter McPhun, Accountant

Division of Corporation Finance

Jennifer Monick, Accountant

Division of Corporation Finance

Re:     VictoryBase Corporation

Amendment No. 4 to

Draft Offering Statement on Form 1-A

Submitted September 23, 2021

CIK No. 0001836735

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated October 8, 2021, relating to Amendment No. 4 to the draft offering statement on Form 1-A of VictoryBase Corporation. The numbered paragraphs below correspond to the numbered comments in the Staff's letter and the Staff's comments are presented in bold.

We are filing herewith Amendment No. 4 to our draft offering statement on Form 1-A.

Amendment No. 4 to Draft Offering Statement on Form 1-A submitted September 23, 2021

General

1.	1. We note your response to comment 3. It appears that your website includes information that is inconsistent with your offering statement. For example, your website states that investors may be able to participate in your share redemption program, but that such program may or may not be available at all times. However, in response to comment 2, you have revised your offering statement to indicate that you currently do not have a share repurchase program. Additionally, please revise your offering circular to clarify whether the properties in South Carolina subject to the Control Agreement are equipped with "Integrated Smart Home Technology." We also note your discussion of the "[f]inancial [c]ertainty" provided to military members as it relates to the "Home Classification" that you will assign to each property and that the Base Payment will fluctuate in accordance with that classification and corresponding BAH. While your offering circular discusses the various factors that will go into setting the Base Payment, it does not discuss the concept of the "Home Classification" or the fluctuating rates. In this respect, we note that your offering circular indicates that the Base Payment amount is fixed. Your website also "encourages" investors to invest at least $100 per month, but similar disclosure is not included in the offering circular. Please revise to ensure that information provided on your website is consistent in all material respects with your offering circular.

Response

In response to the Staff's comment, we have updated our website to clarify that there is no existing share redemption program and we may never adopt such a program.

Furthermore, we have revised our offering circular, including making the following changes: (i) noting that we have begun implementing our "Integrated Smart Home Technology" in our South Carolina properties which permits technology driven "self-guided" showings and one-on-one showings with current customers residing in the VictoryBase Properties, (ii) clarifying that the Base Payment may adjust with BAH rates and removing the phrase "fixed amount," and (iii) noting that we anticipate encouraging our customers to invest at least $100 per month on the Offering.

2.	Refer to comment 1 above. We note that your website also indicates that your business model will provide for "[f]inancial [c]ertainty [f]or [m]ilitary [m]embers." In this respect, it indicates that the Base Payment will adjust in accordance with the BAH rates and, as a result, if the BAH rates increase, so will the applicable Base Payment, but if the BAH rates decrease, the Base Payment will remain the same because a military member's BAH remains the same for the entirety of his or her assignment at the duty location. It is not entirely clear why this is an example of "financial certainty" given that it appears that a military member's Base Payment will potentially fluctuate throughout the term of the lease. In addition, please revise to balance your disclosure regarding mortgage payments and how your business model is an "alternative to traditional home ownership" to clarify that a tenant will not have an ownership interest in the property itself. Please also revise your website to make clear that a prospective tenant is not required to become an investor to rent your properties. Finally, please also clarify that an investor's realization of any "success" that the company achieves is dependent on whether the company elects to make distributions to investors and there is no guarantee that the company will pay such distributions.

Response

Tying the Base Payments to the BAH rates actually received by U.S. service members (including any applicable grandfathered rates) would give service members and their families financial certainty in the sense that their housing costs will never be more or less than their applicable housing allowance. And the amount of any Base Payments under a Base Agreement is not directly related to any investment decision, so this statement is not directly related to our Reg A offering. Nonetheless, in response to the Staff's comment, we have updated our website to (i) remove the phrase "Financial Certainty," (ii) clarify that our customers will not have an ownership interest in the property itself, (iii) clarify that a prospective customer is not required to become an investor to occupy our properties, and (iv) clarify that an investor's realization of any "success" that we achieve is dependent on whether we elect to make distributions to investors or the investors obtaining liquidity options for their shares, and there is no guarantee that we will make distributions or that liquidity options will be available to the investors.

3.	Please explain to us how the following disclosure that appears on your website is consistent with Rule 255(d) of Regulation A: "Any statement made in this website is intended to be consistent with the information provided in our offering statement on Form 1-A. To the extent there are any inconsistencies between the statements in this website and our Form 1-A, the information in the Form 1-A shall govern and supersede any contrary information herein."

Response

In response to the Staff's comment, we have updated our website to remove the disclosure quoted above.

4.	We note your response to comment 2 and the corresponding revisions made to your offering statement, including your decision not to offer a share redemption program at this time. However, we note that your exhibit list includes the share redemption program as a material contract. Please remove the exhibit that contains the share redemption program's material terms or advise.

Response

Response In response to the Staff's comment, we have removed the exhibit that contains the share redemption program from our offering statement.

Use of Proceeds to Issuer, page 20

5.	We note your disclosure that Holdings intends to use a substantial portion of the offering proceeds to acquire VictoryBase Properties. We further note your graphic on page 24 depicts your structure if and when Holdings acquires VictoryBase SC1, LLC. We further note that VictoryBase SCI, LLC and Holdings entered into a Control Agreement and you have entered into 23 Base Agreements; as such, it appears the properties owned by VictoryBase SCI, LLC are operating. Please clarify for us and in your filing if you have determined that the acquisitions of any VictoryBase Properties and/or the acquisition of VictoryBase SC1, LLC is probable or not probable. In your response, please tell us your basis for your determination. To the extent you have identified the acquisition of any operating property or group of related operating properties as probable, please tell us what consideration you gave to provide historical financial statements of the properties and pro formas financial statements reflecting your expected acquisition of such properties. Refer to Part F/S of Form 1-A for financial statements requirements.

Response

Although we hope to acquire the VictoryBase SC1, LLC or its VictoryBase Properties, we have no intention to proceed with such acquisition unless or until the applicable VictoryBase Properties are "stabilized," as described in the offering circular. We are unable to conclude that such an acquisition is probable at this time. Moreover, the applicable VictoryBase Properties do not yet have any meaningful operating history. At most, such properties have a few months of Base Payments associated with their operation, and the amount of such Base Payments are already generally described in the offering circular to the extent we have concluded such information is material. We anticipate that there will be significant changes to VictoryBase SC1, LLC's financial condition prior to any decision by us to acquire VictoryBase SC1, LLC or its VictoryBase Properties.

Our Business Activities, page 37

6.	We note that you intend to establish Base Payment rates on a variety of factors and that you may elect to offer lower Base Payment rates to EquityBase Investors. Please revise here and your Plan of Distribution to provide additional details regarding this aspect of your business and offering. Please disclose an estimate of the discounts that will be provided, how the specific discounts will be determined and any other factors that are relevant as it relates to your decision to offer a rent reduction to certain investors. In this respect, your offering circular should provide clear disclosure about this feature such that a potential investor is able to ascertain whether his or her investment would be sufficient to warrant a reduction in rent. Additionally, your Business section should outline this rent reduction program in more detail and discuss how it may impact your operating results.

Response

We respectfully submit that it is premature to offer any additional disclosure about a possible future Base Payment discount program at this time. Although we do think residents who will also own shares of VictoryBase Corporation (i.e., EquityBase Investors) will help create an “ownership mentality” as discussed in our offering circular, it is too early to meaningfully measure the scope of such potential future ownership mentality or the specific economic impact of any such benefit, or the portion of such benefit we might wish to share with EquityBase Investors to further incentivize VictoryBase Property residents to become EquityBase Investors. We have not adopted any particular discount program at this time.

We trust that the foregoing appropriately addresses the issues raised by your recent Letter of Comment. Thank you in advance for your prompt review and assistance.

Very truly yours,

/s/ THOMAS PAQUIN

Thomas Paquin

Chief Executive Officer